Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per share
Net income (loss) attributable to U.S. Cellular shareholders		$ 48	$ 241	$ (43)
Weighted average number of shares used in basic earnings (loss) per share		85	84	84
Effects of dilutive securities	[1]		1
Weighted average number of shares used in diluted earnings (loss) per share		85	85	84
Basic earnings (loss) per share attributable to U.S. Cellular shareholders		$ 0.56	$ 2.86	$ (0.51)
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders		$ 0.56	$ 2.84	$ (0.51)
Earnings per share, Other disclosures
Antidilutive securities		3	4	4

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.